Finance Receivables Held-for-sale (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Financing Receivable, Reclassification to Held-for-sale	$ 1.5
Forso Nordic AB [Member]
Financing Receivable, Reclassification to Held-for-sale	$ 1.2